Investment Strategy	Nov. 01, 2025
Advisor Shares Dorsey Wright A D R E T F [Member] | AdvisorShares Dorsey Wright ADR ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve the Fund’s investment objective by selecting primarily a portfolio of U.S.-traded securities of non-U.S. organizations, most often American Depositary Receipts (“ADRs”). ADRs are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company. Under normal circumstances, the Fund invests at least 80% of its total assets in ADRs and in securities that have economic characteristics similar to ADRs. The Fund invests in developed and emerging markets and may invest in securities of any market capitalization. The Fund also may invest in repurchase agreements.

The Advisor allocates the Fund’s portfolio using a disciplined and quantitative model owned and developed by Dorsey, Wright & Associates, LLC. The model takes into account sector and industry group allocations with a view toward portfolio diversification and allocates among developed and emerging markets based on global price trends.

The Fund’s investment focus follows a core philosophy of relative strength. Relative strength investing involves buying securities that have appreciated in price more than the other securities in the investment universe and holding those securities until they underperform. The strategy is entirely based on market movement of the securities and there is no company fundamental data involved in the analysis. In utilizing the model, the Advisor seeks to remove emotion from the day-to-day decision making by following a systematic process. While the Advisor generally expects to use the model when buying and selling investments, the Advisor has full investment discretion over the Fund’s portfolio.

The Fund’s strategy may involve frequent buying and selling securities, which may lead to relatively high portfolio turnover.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its total assets in ADRs
Advisor Shares Dorsey Wright F S M U S Core E T F [Member] | AdvisorShares Dorsey Wright FSM US Core ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that is primarily a “fund of funds.” The Advisor seeks to achieve the Fund’s investment objective by investing in ETFs that invest primarily in domestic large-capitalization equity securities. During periods in which the Advisor believes the market indicates broad equity weakness and cash strength, the Fund invests in fixed income ETFs with a short or ultra-short duration, money market funds, cash and cash equivalents (“Defensive Investments”). The Fund may invest in affiliated and unaffiliated ETFs. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. investments.

The Advisor allocates the Fund’s portfolio investments using the FSM Core Solution US Core Model, a model owned and developed by Dorsey, Wright and Associates, LLC (“DWA”). The model applies a proprietary ranking system based on certain technical indicators to a pre-determined universe of US large-cap ETFs, selected by DWA. Each ETF within the universe that ranks in a top tier is included in the model. If an ETF in the portfolio no longer ranks in a top tier at the time of rebalancing, then that ETF is removed and the position is allocated to a Defensive Investment.

The Advisor uses the model to measure the relative ranking of the Fund’s core portfolio. When the model identifies broad equity weakness and cash strength, the Advisor will sell equity positions in order to allocate some or all of the portfolio to Defensive Investments. When the Fund is invested in Defensive Investments, the Advisor will shorten the Fund’s rebalancing frequency to seek to move back into equity ETF positions once the model again identifies favorable equity market conditions. While the Advisor generally expects to use the model when buying and selling investments, the Advisor has full investment discretion over the Fund’s portfolio.

The Fund’s strategy may involve frequent buying and selling securities, which may lead to relatively high portfolio turnover. The Fund also may invest in repurchase agreements.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. investments.
Advisorshares Dorsey Wright Fsm All Cap World Etf [Member] | AdvisorShares Dorsey Wright FSM All Cap World ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that is primarily a “fund of funds.” The Advisor seeks to achieve the Fund’s investment objective by investing in ETFs that invest primarily in domestic and foreign equity securities of any capitalization, including in emerging markets. During periods in which the Advisor believes the market indicates broad equity weakness and cash strength, the Fund invests in fixed income ETFs with a short or ultra-short duration, money market funds, cash and cash equivalents (“Defensive Investments”). The Fund may invest in affiliated and unaffiliated ETFs.

The Advisor allocates the Fund’s portfolio investments using the FSM Core Solution All Cap World Core Model, a model owned and developed by Dorsey, Wright and Associates, LLC (“DWA”). The model applies a proprietary ranking system based on certain technical indicators to a pre-determined universe of domestic and foreign equity ETFs, selected by DWA. Each ETF within the universe that ranks in a top tier is identified for inclusion in the model. If an ETF no longer ranks in a top tier at the time of rebalancing, then that ETF is removed and the position is allocated to a Defensive Investment.

The Advisor uses the model to measure the relative ranking of the Fund’s core portfolio. When the model identifies broad equity weakness and cash strength, the Advisor will sell equity positions in order to allocate some or all of the portfolio to Defensive Investments. When the Fund is invested in Defensive Investments, the Advisor will shorten the Fund’s rebalancing frequency to seek to move back into equity ETF positions once the model again identifies favorable equity market conditions. While the Advisor generally expects to use the model when buying and selling investments, the Advisor has full investment discretion over the Fund’s portfolio.

The Fund’s strategy may involve frequent buying and selling securities, which may lead to relatively high portfolio turnover. The Fund also may invest in repurchase agreements.

Advisorshares Dorsey Wright Short Etf [Member] | AdvisorShares Dorsey Wright Short ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by obtaining short exposure to investment returns of the broad U.S. large-capitalization equity market through short sales of U.S.-traded equity securities and ETFs. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments that create or result in short exposure to U.S. equity securities.

The Advisor allocates the Fund’s portfolio using a disciplined and quantitative model owned and developed by Dorsey, Wright & Associates, LLC. The model seeks to identify securities with the highest relative weakness within the universe of investable securities, which is primarily comprised of large-capitalization U.S.-traded equity securities and ETFs. The model seeks to identify market periods, typically after severe market corrections, where the securities with the most relative weakness may subsequently outperform the broader market. The Fund then engages in short sales to seek to outperform the broader equity market.

The Fund’s investment focus applies a shorting strategy to a core philosophy of relative strength. Relative strength investing involves buying securities that have appreciated in price more than the other securities in the investment universe and holding those securities until they underperform. The strategy is entirely based on market movement of the securities and there is no company fundamental data involved in the analysis. In implementing the strategy, stock selection is strictly based on identifying opportunities to provide short exposure to the lowest ranked securities as measured by the relative strength investment process. In utilizing the model, the Advisor seeks to remove emotion from the day-to-day decision making by following a systematic process. While the Advisor generally expects to use the model when buying and selling investments, the Advisor has full investment discretion over the Fund’s portfolio.

On a day-to-day basis, for investment purposes and to cover its short positions, the Fund may hold U.S. government securities, short-term high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and cash equivalents with maturities of one year or less, and ETFs that invest in these types of instruments.

The Fund’s strategy may frequently involve buying and selling securities, which may lead to relatively high portfolio turnover.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments that create or result in short exposure to U.S. equity securities.
Advisor Shares Focused Equity Etf [Member] | AdvisorShares Focused Equity ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in a focused group of U.S. exchange listed equity securities, including common and preferred stock and American Depositary Receipts (“ADRs”). ADRs are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The investment strategy is expected to result in low turnover with an expected average holding period of at least one year. The investment strategy typically identifies large- and mid-capitalization stocks, although the Fund also may invest in certain small-capitalization or micro-capitalization stocks to a lesser extent and at certain times.

The Advisor allocates the Fund’s portfolio investments using a model owned and developed by Edward J. Elfenbein, which uses a variety of methods for security selection and focuses on firms that are fundamentally sound and have shown consistency in their financial results and high earnings quality. The model looks for stocks with a strong history of sales and earnings growth or companies that have steadily increased their earnings and dividends for several years. Often, these companies have strong operating histories with dominant position in their respective markets and proven management teams. In addition, the Advisor may invest the Fund’s assets in lesser-known companies that the Advisor believes have a unique opportunity for growth. At times, the Advisor may aim to buy certain out-of-favor stocks believed to be at prices below their intrinsic value, as measured by the model. Typically, on an annual basis, the Advisor will remove only a small number of the securities in the portfolio and replace them with the same number of new securities that better fit the Advisor’s security selection criteria. While the Advisor generally expects to use the model when buying and selling investments, the Advisor has full investment discretion over the Fund’s portfolio.

Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a focused portfolio of growth stocks. The Fund primarily invests in U.S. exchange traded equity securities, including common and preferred stock and American Depositary Receipts (“ADRs”). ADRs are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company.

The Fund allocates its portfolio investments based on Gerber Kawasaki Inc.’s (the “Sub-Advisor”) proprietary research methods, which seek to identify top companies within the fastest growing current or future global macroeconomic trends (i.e., the economic trends that affect the performance, structure, and behavior of the economy as a whole). This multi-thematic approach allows for investment diversification but also capitalizes on various newly evolving, or “disruptive,” investment themes. Stock selection is determined using the Sub-Advisor’s three-part analysis system that rates a company’s fundamentals, technical indicators (i.e., chart-based calculations created from historic price, volume, or open interest information that aims to forecast future stock price movements), and the results of the Sub-Advisor’s qualitative analysis of the company. The Sub-Advisor’s qualitative analysis includes review of a company’s products and management as well as its fit among macro trends. The Sub-Advisor seeks to identify the best opportunities within identified macro themes that give investors the best opportunity for growth of capital. Companies that no longer satisfy the Fund’s investment criteria developed under the Sub-Advisor’s analysis system may be removed from the portfolio at any time.

The Fund may invest in companies of any capitalization but typically invests in companies with capitalizations of $1 billion or more. To a lesser extent, the Fund may invest in ETFs, exchange-traded notes (“ETNs”) and other exchange-traded products (collectively with ETFs and ETNs, “ETPs”) to seek to obtain exposure to industries or sectors the Sub-Advisor believes to be top thematic macro opportunities. The Fund’s portfolio is generally comprised of less than 50 stocks or ETPs.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. While investing in a particular market sector is not a strategy of the Fund, its portfolio may be significantly invested in one or more sectors as a result of the security selection decisions made pursuant to its strategy. As of June 30, 2025, a significant portion of the Fund’s portfolio was comprised of companies in the information technology sector, although this may change from time to time.

Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that derive at least 50% of their net revenue from the hotel business. The Fund defines companies in the hotel business as those in the hotels, resorts & cruise lines sub-industry, which consists of owners and operators of hotels (generally excluding casino-hotels), resorts, and cruise-ships and includes travel agencies, tour operators and related services not classified elsewhere. The Fund may also invest in companies involved in other lodging and travel-related services.

The Fund invests primarily in U.S. exchange listed equity securities, including common and preferred stock, real estate investment trusts, and American Depositary Receipts (“ADRs”). ADRs are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company. The investment strategy typically identifies a wide variety of large- and mid-capitalization stocks. The Fund also may invest in small- and micro-capitalization stocks.

The Fund will concentrate at least 25% of its investments in the hotels, restaurants & leisure industry within the consumer discretionary sector. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Advisor may use a variety of methods for security selection. As the Fund primarily focuses on one business area, the Advisor intends to select companies with dominant positions in that market or those in unique positions for growth and expansion. The Advisor will utilize numerous outside analyst ratings and stock selection rating tools. In addition, the Advisor may invest the Fund’s assets in lesser-known companies that the Advisor believes have a unique opportunity for growth. At times, the Advisor may aim to buy certain out-of-favor stocks believed to be at prices below their future potential value, as measured by the Advisor or outside analysts. The Fund may sell a security when the Advisor believes that the security is overvalued or better investment opportunities are available, or to limit position size within the Fund’s portfolio. The Fund’s strategy may involve frequent buying and selling securities, which may lead to relatively high portfolio turnover.

Advisor Shares Hvac And Industrials Etf [Member] | AdvisorShares HVAC and Industrials ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in U.S. exchange traded equity securities consisting of common stock and American Depositary Receipts (“ADRs”) of companies of any market capitalization. ADRs are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a combination of securities of (i) companies that derive a significant portion of their assets or revenue from the development, manufacturing, usage, servicing and installation of heating, ventilation and cooling (“HVAC”) systems and (ii) companies in the industrials sector. The industrials sector consists of manufacturers and distributors of capital goods, companies that offer construction and engineering services, providers of commercial and professional services, and companies that provide transportation services.

The Advisor uses a variety of methods in selecting securities for the Fund’s portfolio. The Advisor intends to select companies with dominant positions in their respective markets as well as those in unique positions for growth and expansion. The Advisor will utilize numerous outside analyst ratings and stock selection rating tools. At times, the Advisor may aim to buy certain out-of-favor stocks believed to be at prices below their future potential value, as measured by the Advisor or outside analysts. The Fund may sell a security when the Advisor believes that the security is overvalued or better investment opportunities are available, or to limit position size within the Fund’s portfolio.

The Fund concentrates more than 25% of its investments in companies in the capital goods industry group in the industrials sector. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Advisor Shares Insider Advantage Etf [Member] | AdvisorShares Insider Advantage ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by primarily investing in a portfolio of U.S. traded companies selected from a universe of the largest 3,000 U.S. equity securities based on market capitalization. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.

The Fund’s investment focus follows a core philosophy that corporate insiders, such as a company’s executives, board members and/or controlling shareholders, know their company best. The Advisor believes that insider buying and stock buyback programs not only show that corporate insiders see relative value in investing in their own company’s equity securities, but also create favorable market conditions by reducing public equity float (i.e., the share supply available to investors on the public secondary market). The Advisor allocates the Fund’s portfolio using a disciplined and quantitative proprietary model, the U.S. Insiders Edge Model, developed by Qubed Capital, LLC. In utilizing the model, the Advisor seeks to remove emotion from day-to-day decision-making by following a systematic process.

The U.S. Insiders Edge Model utilizes a multi-factor approach to identify top-ranked companies on an equal-weighted basis. In constructing the model, individual securities are measured and ranked based on their public equity float, free cash flow, corporate financial leverage and dividend yield. Securities demonstrating a shrinking public equity float, rising free cash flow, falling financial leverage, and high dividend yield are ranked higher by the model, as the model is based on the philosophy that such factors often indicate positive insider sentiment. Stock selection for the Fund is strictly based on identifying the highest-ranked securities as measured by the model. Securities are removed from the portfolio when they are replaced with new securities based on the ranking process. The Fund’s portfolio is rebalanced monthly and may experience high turnover. While the Advisor generally expects to use the model when buying and selling investments, the Advisor has full investment discretion over the Fund’s portfolio.

Advisor Shares Msos Daily Leveraged Etf [Member] | AdvisorShares MSOS Daily Leveraged ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that seeks to provide investment results that are approximately two times (2x) the daily total return, before fees and expenses, of the US Cannabis ETF, an affiliated ETF, by entering into one or more swap agreements on the US Cannabis ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a single day. A single day is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation.

The Fund will enter into one or more swap agreements intended to produce economically-leveraged investment results relative to the returns of the US Cannabis ETF. The Fund expects that cash balances in connection with the use of such financial instruments (“Collateral”) will typically be held in money market instruments, including money market funds, or other cash equivalents.

As described in its prospectus, the US Cannabis ETF seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that derive at least 50% of their net revenue from the marijuana and hemp business in the United States and in derivatives that have economic characteristics similar to such securities. The US Cannabis ETF primarily invests in exchange-listed equity securities, including common and preferred stock, of mid- and small-capitalization companies, and in total return swaps intended to provide exposure to such companies.

Cannabis securities may be categorized among a wide variety of sectors and industries including agriculture, biotechnology, pharmaceuticals, real estate, retail, and finance. The types of companies that may engage in cannabis-related business include companies that conduct medical research, produce drug products, manufacture hemp products, or engage in agricultural activities, real estate activities, or financial services activities. The terms “marijuana” and “cannabis” are used interchangeably. Hemp refers to the industrial/commercial use of the cannabis stalk and seed for textiles, foods, papers, body care products, detergents, plastics and building materials. Cannabinoids are the chemical compounds secreted by cannabis plants. Cannabinoids can also be synthetically produced chemical compounds and used in lawful research and development of prescription drugs or other products utilizing cannabinoids as an active ingredient. The Advisor believes that continued legislative changes and social acceptance of cannabis in its various formats could lead to significant growth in cannabis-related public corporations. Companies involved in cannabis-related business could also benefit from significant merger and acquisition activity as the cannabis market matures. Neither the Fund nor the US Cannabis ETF will invest directly in or hold ownership in any companies that engage in cannabis-related business unless permitted by national and local laws of the relevant jurisdiction, including U.S. federal and state laws.

The Fund will concentrate at least 25% of its investments in the pharmaceuticals, biotechnology & life sciences industry group within the health care sector. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by primarily investing in publicly listed life sciences companies focused on psychedelic medicines as well as other companies with activities in the psychedelics business. The Fund invests in exchange-listed equity securities, including common and preferred stock of U.S. and foreign mid-, small- and micro-capitalization companies. The Fund also may invest in total return swaps intended to provide exposure to such companies. Under normal circumstances, Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in (i) securities of companies that derive at least 50% of their net revenue from or devote 50% of their assets to psychedelic drugs and (ii) derivatives that have economic characteristics similar to such securities.

Psychedelic drugs, also known as hallucinogens, are a group of substances, including psilocybin, that are used to change and enhance sensory perceptions, thought processes, and energy levels. Psychedelic medicines, therapeutics, and healthcare treatments may be used in the treatment of illnesses such as depression, addiction, anxiety and post-traumatic stress disorder. Psychedelic medicine companies include life sciences companies having significant business activities in, or significant exposure to, the psychedelics industry, including producers or distributors of psychedelic medicines, biotechnology companies engaged in research and development of psychedelic medicines, and companies that provide psychotherapy treatments and mental health services using psychedelics. The Fund does not consider cannabis to be a psychedelic drug.

The Fund will not invest directly in or hold ownership in any companies that engage in psychedelics-related business unless permitted by national and local laws of the relevant jurisdiction including, but not limited to, U.S. federal and state laws.

The Fund will concentrate at least 25% of its investments in the pharmaceuticals, biotechnology & life sciences industry group within the health care sector. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Advisor may use a variety of methods for security selection. As the Fund primarily focuses on certain industries, the Advisor intends to select companies with dominant positions in their respective markets, or those in unique positions for growth and expansion. The Advisor will utilize numerous outside analyst ratings and stock selection rating tools. In addition, the Advisor may invest the Fund’s assets in lesser-known companies that the Advisor believes have a unique opportunity for growth. At times, the Advisor may aim to buy certain out-of-favor stocks believed to be at prices below their future potential value, as measured by the Advisor or outside analysts. The Fund may sell a security when the Advisor believes that the security is overvalued or better investment opportunities are available, or to limit position size within the Fund’s portfolio.

Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that derive at least 50% of their net revenue from the marijuana and hemp business and in derivatives or other instruments that have economic characteristics similar to such securities. The Fund primarily invests in (i) exchange-listed equity securities, including common and preferred stock, of mid- and small-capitalization companies and (ii) an affiliated ETF that invests in such securities in the U.S. market and in total return swaps intended to provide exposure to such securities. The Fund also may invest directly in total return swaps intended to provide exposure to such U.S. and foreign securities. The Advisor also may seek investment opportunities through initial public offerings (“IPOs”) and by investing in micro-capitalization companies.

In addition to its investment in securities of companies that derive a significant portion of their revenue from the marijuana and hemp business and in derivatives providing exposure to such securities, the Fund may invest in securities of companies that, in the opinion of the Advisor, may have current or future revenues from cannabis-related business or that are registered with the Drug Enforcement Agency (“DEA”) specifically for the purpose of handling marijuana for lawful research and development of cannabis or cannabinoid-related products.

Cannabis securities may be categorized among a wide variety of sectors and industries including agriculture, biotechnology, pharmaceuticals, real estate, retail, and finance. The types of companies that may engage in cannabis-related business include companies that conduct medical research, produce drug products, manufacture hemp products, or engage in agricultural activities, real estate activities, or financial services activities. The terms “marijuana” and “cannabis” are used interchangeably. Hemp refers to the industrial/commercial use of the cannabis stalk and seed for textiles, foods, papers, body care products, detergents, plastics and building materials. Cannabinoids are the chemical compounds secreted by cannabis plants. Cannabinoids can also be synthetically produced chemical compounds and used in lawful research and development of prescription drugs or other products utilizing cannabinoids as an active ingredient. The Advisor believes that continued legislative changes and social acceptance of cannabis in its various formats could lead to significant growth in cannabis-related public corporations. Companies involved in cannabis-related business could also benefit from significant merger and acquisition activity as the cannabis market matures. The Fund will not invest directly in or hold ownership in any companies that engage in cannabis-related business unless permitted by national and local laws of the relevant jurisdiction, including U.S. federal and state laws.

The Fund will concentrate at least 25% of its investments in the pharmaceuticals, biotechnology & life sciences industry group within the health care sector. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. On a day-to-day basis, the Fund may hold money market instruments, cash, other cash equivalents, and exchange traded products that invest in these and other highly liquid instruments to collateralize its derivative positions.

The Advisor may use a variety of methods for security selection. As the Fund primarily focuses on certain industries, the Advisor intends to select companies with dominant positions in their respective markets, or those in unique positions for growth and expansion. The Advisor will utilize numerous outside analyst ratings and stock selection rating tools. In addition, the Advisor may invest the Fund’s assets in lesser-known companies that the Advisor believes have a unique opportunity for growth. At times, the Advisor may aim to buy certain out-of-favor stocks believed to be at prices below their future potential value, as measured by the Advisor or outside analysts. The Fund may sell a security when the Advisor believes that the security is overvalued or better investment opportunities are available, or to limit position size within the Fund’s portfolio. In addition, the Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or certain other criteria. In connection with its securities lending activities, the Fund may invest in repurchase agreements.

Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that derive at least 50% of their net revenue from the marijuana and hemp business in the United States and in derivatives that have economic characteristics similar to such securities. The Fund primarily invests in exchange-listed equity securities, including common and preferred stock, of mid- and small-capitalization companies, and in total return swaps intended to provide exposure to such companies. The Fund also may invest in micro-capitalization companies.

In addition to its investment in securities of companies that derive a significant portion of their revenue from the marijuana and hemp business, and in derivatives providing exposure to such securities, the Fund may invest in securities of companies that, in the opinion of the Advisor, may have current or future revenues from cannabis-related business or that are registered with the Drug Enforcement Administration (“DEA”) specifically for the purpose of handling marijuana for lawful research and development of cannabis or cannabinoid-related products.

Cannabis securities may be categorized among a wide variety of sectors and industries including agriculture, biotechnology, pharmaceuticals, real estate, retail, and finance. The types of companies that may engage in cannabis-related business include companies that conduct medical research, produce drug products, manufacture hemp products, or engage in agricultural activities, real estate activities, or financial services activities. The terms “marijuana” and “cannabis” are used interchangeably. Hemp refers to the industrial/commercial use of the cannabis stalk and seed for textiles, foods, papers, body care products, detergents, plastics and building materials. Cannabinoids are the chemical compounds secreted by cannabis plants. Cannabinoids can also be synthetically produced chemical compounds and used in lawful research and development of prescription drugs or other products utilizing cannabinoids as an active ingredient. The Advisor believes that continued legislative changes and social acceptance of cannabis in its various formats could lead to significant growth in cannabis-related public corporations. Companies involved in cannabis-related business could also benefit from significant merger and acquisition activity as the cannabis market matures. The Fund will not invest directly in or hold ownership in any companies that engage in cannabis-related business unless permitted by national and local laws of the relevant jurisdiction, including U.S. federal and state laws.

The Fund will concentrate at least 25% of its investments in the pharmaceuticals, biotechnology & life sciences industry group within the health care sector. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Advisor may use a variety of methods for security selection. As the Fund primarily focuses on certain industries, the Advisor intends to select companies with dominant positions in their respective markets, or those in unique positions for growth and expansion. The Advisor will utilize numerous outside analyst ratings and stock selection rating tools. In addition, the Advisor may invest the Fund’s assets in lesser-known companies that the Advisor believes have a unique opportunity for growth. At times, the Advisor may aim to buy certain out-of-favor stocks believed to be at prices below their future potential value, as measured by the Advisor or outside analysts. The Fund may sell a security when the Advisor believes that the security is overvalued or better investment opportunities are available, or to limit position size within the Fund’s portfolio.

Advisor Shares Q Dynamic Growth E T F [Member] | AdvisorShares Q Dynamic Growth ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that is a “fund of funds.” The Fund invests in ETFs representing all asset classes, including, but not limited to, treasury bonds, municipal bonds, investment grade corporate bonds, high-yield U.S. corporate bonds (sometimes referred to as “junk bonds”), municipal bonds, U.S. and foreign equities, commodities, and volatility products. These underlying investments may be of any market capitalization, duration, maturity, and quality.

The Advisor allocates the Fund’s portfolio using a quantitative model owned and developed by Ron Piccinini, Ph.D, of Straxen, LLC. The Advisor seeks to maximize long-term growth by providing equity-like returns in most normal market conditions except when faced with abnormal levels of implied volatility as measured by QIX™, an implied volatility index that is part of the model and also owned and developed by Mr. Piccinini. QIX™ is a weighted average, computed daily, of implied volatilities of certain large ETFs representing different market sectors in the various asset classes listed above. Implied volatility is the market’s forecast of the likelihood of changes in a given security’s price. The greater a portfolio’s volatility, the wider the fluctuations between its high and low prices. In the event of implied volatility, whether up or down, the Fund takes a defensive position and seeks short-term fixed income returns. The Advisor seeks to achieve the desired results for the Fund by calibrating its portfolio to a tail risk and expected drawdown equivalent to the overall U.S. equity market.

Tail risk is the risk that an investment’s return will move significantly beyond expectations (i.e., more than three standard deviations from its mean). Drawdown is defined as the difference between the highest peak value and the lowest trough value of an investment over a full market cycle and can be used to measure the risk of a typical investment. The term “peak to trough” refers to the stage of the business or market cycle from the end of a period of growth (peak) into declining activity and contraction until it hits its ultimate cyclical bottom (trough). Within the constraints of the expected drawdown, the model then utilizes Q Methodology™, a risk analysis program owned and developed by Mr. Piccinini, to determine the optimal risk/reward portfolio allocation. Q Methodology™ generates a set of optimal portfolios that offers the highest expected return for a defined level (which can fluctuate over time and is determined at the discretion of the Advisor) of tail risk and expected drawdown. The resulting portfolio for the Fund is composed of a diversified mix of investments, including equities, fixed income, and commodities, that are held through ETFs.

Every month the portfolio is again adjusted through the application of the model. Adjustments to the Fund’s portfolio are made to reflect the most recent portfolio mix at the discretion of the Advisor. The Fund’s strategy may frequently involve buying and selling securities, which may lead to relatively high portfolio turnover.

The Fund allocates to a defensive portfolio when implied volatility as measured by QIX™ is high and allocates to an aggressive portfolio when implied volatility as measured by QIX™ is normal. In the event of a defensive position because of high implied volatility, the Fund invests in a mix of securities resulting in low portfolio tail risk and low expected drawdown (i.e., a low volatility portfolio consisting of short-term fixed income securities).

Advisor Shares Ranger Equity Bear Etf [Member] | AdvisorShares Ranger Equity Bear ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). Ranger Alternative Management, L.P. (the “Sub-Advisor”) seeks to achieve the Fund’s investment objective by short selling a portfolio of liquid mid- and large-cap U.S. exchange-traded equity securities, ETFs, exchange-traded notes (“ETNs”), and other exchange-traded products (collectively with ETFs and ETNs, “ETPs”). Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in short positions in equity securities.

The Sub-Advisor implements a bottom-up, fundamental, research driven security selection process that seeks to identify securities with low earnings quality or aggressive accounting that may tend to mask operational deterioration and bolster the reported earnings per share over a short time period. In addition to these issues, the Sub-Advisor seeks to identify earnings driven events that may act as a catalyst to the price decline of a security, such as downwards earnings revisions or reduced forward earnings outlook. In addition to extensive quantitative analysis, careful consideration is given to qualitative analysis. The assessment of the management team, accounting practices, corporate governance and the company’s competitive advantage are all key items. Once these quantitative and qualitative characteristics are thoroughly analyzed, the Sub-Advisor then determines if there is sufficient return to the stock price to warrant an investment. Once a position is included in the Fund’s portfolio, it is subject to regular fundamental and technical risk management review. This continual review process seeks to identify problem positions early and enhances performance by removing them before they become significant issues for the portfolio. The Fund’s strategy may frequently involve buying and selling securities, which may lead to relatively high portfolio turnover.

On a day-to-day basis, for investment purposes and to cover its short positions, the Fund may hold U.S. government securities, short-term high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and cash equivalents with maturities of one year or less, and ETFs that invest in these types of instruments.

Strategy Portfolio Concentration [Text]	the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in short positions in equity securities.
Advisor Shares Restaurant E T F [Member] | AdvisorShares Restaurant ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that derive at least 50% of their net revenue from the restaurant business. The Fund defines companies in the restaurant business as those in the Restaurant Sub-Industry, which consists of owners and operators of restaurants, bars, pubs, and fast food or take out facilities as well as companies that provide food catering services.

The Fund invests primarily in U.S. exchange listed equity securities, including common and preferred stock and American Depositary Receipts (“ADRs”). ADRs are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company. The investment strategy typically identifies a wide variety of large- and mid-capitalization stocks, as well as numerous small- and micro-capitalization stocks.

The Fund will concentrate at least 25% of its investments in the hotels, restaurants & leisure industry within the consumer discretionary sector. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Advisor may use a variety of methods for security selection. As the Fund primarily focuses on one business area, the Advisor intends to select companies with dominant positions in that market or those in unique positions for growth and expansion. The Advisor will utilize numerous outside analyst ratings and stock selection rating tools. In addition, the Advisor may invest the Fund’s assets in lesser-known companies that the Advisor believes have a unique opportunity for growth. At times, the Advisor may aim to buy certain out-of-favor stocks believed to be at prices below their future potential value, as measured by the Advisor or outside analysts. The Fund may sell a security when the Advisor believes that the security is overvalued or better investment opportunities are available, or to limit position size within the Fund’s portfolio. The Fund’s strategy may involve frequent buying and selling securities, which may lead to relatively high portfolio turnover.

Advisor Shares S T A R Global Buy Write E T F [Member] | AdvisorShares STAR Global Buy-Write ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that is primarily a “fund of funds.” The Fund invests in ETFs and exchange-traded notes (“ETNs”) that seek to track a diversified basket of global indices and investment sectors that meet certain selection criteria established by CreativeOne Wealth, LLC (the “Sub-Advisor”). The Fund also may invest, subject to the same selection criteria, in exchange-traded products that invest directly in commodities or currencies and that are registered only pursuant to the Securities Act of 1933 (collectively with ETFs and ETNs, “ETPs”). The selection criteria include size, historical track record, diversification among indices, the correlation of an index to other indices and an ability to write covered call options on the particular ETP. The Fund also may invest in individual securities. Individual security selection criteria include fundamental, behavior, qualitative and macro-economic data. The Sub-Advisor may dispose of the Fund’s interest in an ETP or a particular security if it no longer meets the selection criteria. The Fund invests globally, which means that the Sub-Advisor invests anywhere in the world across a variety of asset classes and sectors.

The Sub-Advisor seeks to achieve the Fund’s investment objective by using a proprietary strategy known as Volatility Enhanced Global Appreciation (“VEGA”). Through its investment selection, the Sub-Advisor strives for participation in the appreciation of the underlying assets while reducing the overall volatility of a global portfolio through the use of options.

The option strategies used by the Sub-Advisor are limited to covered call writing, selling cash-secured puts, and purchasing protective puts and put spread collars. These options strategies are intended to reduce risk. Covered call writing is when the owner of a security sells the right to someone else to purchase the security at a specified price within a specified time period. The owner receives a premium or payment for giving up the right to gains above the specified price within the defined period. In the event the price does not reach the target within the time period, it expires and the owner of the underlying security keeps the payment. Covered calls are sold on up to 100% of the underlying positions that have options available based upon volatility and its impact on the targeted beta of the overall portfolio. Selling cash-secured puts is when we sell the right to someone to sell us a security at a specified price within a specified time period. This price is generally below the current market value of the underlying security. Cash is used to secure the transaction so that if the put is exercised, and we are required to purchase the underlying security, the cash has already been set aside. Purchasing protective puts is when we purchase the right to sell someone a security at a specified price within a specified time period. There is an associated cost, but in the event the underlying security declines, ownership of the put can potentially help reduce the downside risk. In the event the market rises, the cost of the option can be lost. A put spread collar is when we are long the underlying security, buy a put spread (buy one put, sell a lower-strike put), and sell a covered call. This strategy is designed to reduce downside with a known cost. Through use of the above methods, the Sub-Advisor seeks to provide a strategy that allows for growth with reduced volatility as compared to the underlying portfolio benchmark.

To the extent cash and cash equivalents in the Fund’s portfolio serve as collateral for cash-secured put options, such cash and cash equivalents may not be invested in ETPs, additional options, other securities or other similar investments in pursuit of the Fund’s investment objective. Rather, on a day-to-day basis, such collateral may be invested in U.S. government securities, short-term, high quality fixed income securities, money market instruments, cash, and other cash equivalents with maturities of one year or less, or ETPs that hold such investments.

ADVISORSHARES VICE ETF | AdvisorShares Vice ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of (i) companies that derive at least 50% of their net revenue from tobacco and alcoholic beverages, (ii) companies that derive at least 50% of their net revenue from the food and beverage industry, and (iii) companies that derive at least 50% of their net revenue from gaming activities. The term “gaming activities” includes casinos and casino hotels, sports betting (including internet gambling and racetracks), and lottery services as well as gaming services, gaming technology and gaming equipment (including video games and esports).

The Fund invests primarily in U.S. exchange listed equity securities, including common and preferred stock and American Depositary Receipts (“ADRs”). ADRs are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company. The investment strategy typically identifies a wide variety of large- and mid-capitalization stocks, as well as numerous small- and micro-cap stocks.

The Fund concentrates at least 25% of its investments in the food, beverage & tobacco industry group within the consumer staples sector. In addition to its investment in securities of companies that derive a significant portion of their assets or revenue from tobacco and alcoholic beverages, the food and beverage industry, and gaming activities, the Fund also will seek to invest in equity securities of companies that, in the opinion of the Advisor, engage in other vice-related business activities.

The Advisor may use a variety of methods for security selection and will seek to focus on firms that are fundamentally sound and have shown consistency in their financial results and earnings quality. As the Fund primarily focuses on certain industries, the Advisor intends to select companies with strong operating histories and dominant positions in their respective markets. The Advisor will utilize numerous outside analyst ratings and stock selection rating tools. In addition, the Advisor may invest the Fund’s assets in lesser-known companies that the Advisor believes have a unique opportunity for growth. At times, the Advisor may aim to buy certain out-of-favor stocks believed to be at prices below their intrinsic value, as measured by the Advisor or outside analysts. The Fund may sell a security when the Advisor believes that the security is overvalued or better investment opportunities are available, or to limit position size within the Fund’s portfolio. The Fund’s strategy may frequently involve buying and selling securities, which may lead to relatively high portfolio turnover.